UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI        01/20/10
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 70

Form 13F Information Value Total (thousands):     $185,787


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----           -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----

Abbott Laboratories            COM            002824100       593    10979    SH           SOLE               0       0       10979
Affiliated Computer Svcs.      CL A           008190100      9184   153860    SH           SOLE               0       0      153860
AFLAC Inc.                     COM            001055102       229     4944    SH           SOLE               0       0        4944
AMBAC Financial Grp.           COM            023139108        32    38100    SH           SOLE               0       0       38100
Amedisys Inc.                  COM            023436108       391     8050    SH           SOLE               0       0        8050
American Oriental
   Bioengineering              COM            028731107       133    28500    SH           SOLE               0       0       28500
Amgen, Inc.                    COM            031162100      7481   132238    SH           SOLE               0       0      132238
A-Power Energy Gener           COM            G04136100       413    22600    SH           SOLE               0       0       22600
Berkshire Hathaway Inc.        CL B           084670207       227       69    SH           SOLE               0       0          69
BP Amoco                       SPONS ADR      055622104       554     9552    SH           SOLE               0       0        9552
CDC Corporation Class A        SHS A          G2022L106       114    51000    SH           SOLE               0       0       51000
China Med                      SPONS ADR      169483104       209    14900    SH           SOLE               0       0       14900
China Security & Sur           COM            16942J105       343    44960    SH           SOLE               0       0       44960
CHIPMOS TECHNOLOGIES           SHS            G2210R106        11    15000    SH           SOLE               0       0       15000
Cisco Systems Inc              COM            17275R102       385    16071    SH           SOLE               0       0       16071
Coach Inc.                     COM            189754104      7938   217298    SH           SOLE               0       0      217298
Coca Cola                      COM            191216100       570    10000    SH           SOLE               0       0       10000
Colgate-Palmolive              COM            194162103       440     5350    SH           SOLE               0       0        5350
ConocoPhilips                  COM            20825C104       341     6681    SH           SOLE               0       0        6681
CUBIST PHARMACEUTICA           COM            229678107       216    11400    SH           SOLE               0       0       11400
eBay Inc.                      COM            278642103     10095   429015    SH           SOLE               0       0      429015
EMC Corp                       COM            268648102      8794   503392    SH           SOLE               0       0      503392
Emerson                        COM            291011104       413     9700    SH           SOLE               0       0        9700
Entremed                       COM            29382F103       136   169994    SH           SOLE               0       0      169994
Exxon Mobil Corp.              COM            30231G102       700    10266    SH           SOLE               0       0       10266
Factset Research Sys           COM            303075105      3805    57761    SH           SOLE               0       0       57761
Fastenal Co.                   COM            311900104       656    15752    SH           SOLE               0       0       15752
First Financial Bancorp        COM            320209109      6253   429470    SH           SOLE               0       0      429470
Franklin Resources I           COM            354613101      1383    13130    SH           SOLE               0       0       13130
General Electric               COM            369604103       747    49394    SH           SOLE               0       0       49394
GENZYME CORP GENERAL           COM            372917104       245     5000    SH           SOLE               0       0        5000
GFI Group Inc                  COM            361652209       132    29000    SH           SOLE               0       0       29000
Gilead Sciences Inc.           COM            375558103      7868   181828    SH           SOLE               0       0      181828
Global Payments Inc.           COM            37940X102     10108   187681    SH           SOLE               0       0      187681
HCC Insurance Holdings         COM            404132102      6567   234788    SH           SOLE               0       0      234788
Hubbell Inc Class B            CL B           443510201       364     7690    SH           SOLE               0       0        7690
Int'l Bus. Machines            COM            459200101       901     6886    SH           SOLE               0       0        6886
ISIS Pharmaceuticals           COM            464330109       387    34850    SH           SOLE               0       0       34850
J P Morgan & Co Inc.           COM            46625H100       281     6755    SH           SOLE               0       0        6755
Johnson & Johnson              COM            478160104       522     8111    SH           SOLE               0       0        8111
Kinetic Concepts Inc.          COM            49460W208       303     8051    SH           SOLE               0       0        8051
Life Time Fitness In           COM            53217R207      5292   212275    SH           SOLE               0       0      212275
LJ International Inc.          ORD            G55312105       193    78700    SH           SOLE               0       0       78700
McDonald's Corporation         COM            580135101      1233    19744    SH           SOLE               0       0       19744
Medco Health Solutio           COM            58405U102       211     3300    SH           SOLE               0       0        3300
Medtronic Inc.                 COM            585055106       824    18747    SH           SOLE               0       0       18747
Merge Technologies Inc.        COM            589981109       206    61200    SH           SOLE               0       0       61200
Microsoft                      COM            594918104       241     7913    SH           SOLE               0       0        7913
Neogen Corp.                   COM            640491106       232     9843    SH           SOLE               0       0        9843
NeuStar Inc.                   CL A           64126X201      5138   223005    SH           SOLE               0       0      223005
Northern Trust Corp;           COM            665859104       629    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.       COM            686091109     10843   284431    SH           SOLE               0       0      284431
Omnivision Technologies        COM            682128103       237    16300    SH           SOLE               0       0       16300
Oracle Corp.                   COM            68389X105       441    17992    SH           SOLE               0       0       17992
Philip Morris Intl  Inc        COM            718172109       470     9750    SH           SOLE               0       0        9750
Portfolio Recovery             COM            73640Q105      4130    92085    SH           SOLE               0       0       92085
Premier Exhibitions            COM            74051E102       313   215522    SH           SOLE               0       0      215522
Procter & Gamble               COM            742718109      2784    45915    SH           SOLE               0       0       45915
Rockwell Medical               COM            774374102       141    18300    SH           SOLE               0       0       18300
Roper Industries Inc.          COM            776696106      9440   180259    SH           SOLE               0       0      180259
Sandisk Corp.                  COM            80004C101       474    16350    SH           SOLE               0       0       16350
Sigma Designs                  COM            826565103       107    10000    SH           SOLE               0       0       10000
St. Jude Medical               COM            790849103      8859   240870    SH           SOLE               0       0      240870
StanCorp Financial Group       COM            852891100      6864   171517    SH           SOLE               0       0      171517
Stec Inc.                      COM            784774101       405    24800    SH           SOLE               0       0       24800
Stryker                        COM            863667101     10564   209722    SH           SOLE               0       0      209722
T Rowe Price Group Inc.        COM            74144T108      8070   151545    SH           SOLE               0       0      151545
Teva Pharmaceutical Indus      ADR            881624209       258     4600    SH           SOLE               0       0        4600
Tractor Supply Co.             COM            892356106      8063   152210    SH           SOLE               0       0      152210
Waters Corp.                   COM            941848103      8662   139804    SH           SOLE               0       0      139804